Financial Assets and Liabilities - Additional Information (Detail) € / shares in Units, € in Millions, $ in Millions		1 Months Ended							9 Months Ended
	Sep. 03, 2024 USD ($) Multiple	May 31, 2026 shares	Sep. 30, 2024 EUR (€) XBB	Sep. 30, 2024 USD ($) XBB	Sep. 30, 2023 EUR (€) Multiple XBB	Sep. 30, 2023 USD ($) Multiple XBB	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Sep. 30, 2026 EUR (€) shares	Dec. 31, 2025 € / shares
Disclosure of detailed information about financial instruments [line items]
Bore Interest Rate							2.25%	2.25%
Carrying amount of royalty funding liabilities | €									€ 302.1
Fair value of royalty funding liabilities | €									€ 296.1
Share price | € / shares										€ 48.9
Royalty Pharma U.S. Skytrofa [member]
Disclosure of detailed information about financial instruments [line items]
Funding received in exchange of royalty payments						$ 150.0
Funding received in exchange of royalty payments						150.0
Net proceeds after deduting offering expenses					€ 136.3	$ 146.3
Net revenue from sales interest payment in percentage in exchange for funding					9.15%	9.15%
Royalty payment beginning period					Jan. 01, 2025	Jan. 01, 2025
Royalty payment ending period					Dec. 31, 2031	Dec. 31, 2031
Amount multiplied to purchase price minus revenue interest payments paid to purchaser on effective date of buy-out notice as buyout amount | XBB					1.925	1.925
Amount multiplied to purchase price minus revenue interest payments paid to purchaser on effective date of buy-out notice provided on or prior to period as buyout amount | XBB					1.65	1.65
Royalty Pharma U.S. Skytrofa [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Multiple of the purchase price were royalty payment will cease | Multiple					1.65	1.65
Royalty Pharma U.S. Skytrofa [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Multiple of the purchase price were royalty payment will cease | Multiple					1.925	1.925
Royalty Pharma U.S. Yorvipath [member]
Disclosure of detailed information about financial instruments [line items]
Funding received in exchange of royalty payments	$ 150.0
Funding received in exchange of royalty payments				$ 150.0
Net proceeds after deduting offering expenses			€ 134.2	$ 148.2
Net revenue from sales interest payment in percentage in exchange for funding	3.00%
Royalty payment ending period	Dec. 31, 2029
Amount multiplied to purchase price minus revenue interest payments paid to purchaser on effective date of buy-out notice as buyout amount | XBB			2	2
Amount multiplied to purchase price minus revenue interest payments paid to purchaser on effective date of buy-out notice provided on or prior to period as buyout amount | XBB			1.65	1.65
Royalty Pharma U.S. Yorvipath [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Multiple of the purchase price were royalty payment will cease | Multiple	1.65
Royalty Pharma U.S. Yorvipath [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Multiple of the purchase price were royalty payment will cease | Multiple	2
Convertible Senior Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate		2.25%
Convertible ordinary shares | shares		3,635,813							3,635,813
Principal amount								$ 575.0
Borrowings redemption period		May, 2026
Proceeds from issue of bonds, notes and debentures							€ 503.3	$ 557.9
Borrowings, maturity		2028
Fixed interest rate [member] | Convertible Senior Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate		2.25%						2.25%